Share-Based Compensation - Summary of Compensation Expenses Recognized for Share-based Compensation Granted (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 2,843,701
Cost of Revenues
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	15,689
Selling and Marketing Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	179,907
Research and Development Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	223,152
General and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 2,424,953